Schedule of Investments
May 31, 2022 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.73%

Aerospace/Aircraft/Defense - 3.42%
The Boeing Co. (2)	5,618	738,205
Raytheon Technologies Corp.	25,720	2,446,487

		3,184,692
Auto Parts-Retail/Wholesale - 1.67%
Genuine Parts Co.	11,363	1,553,663

Banks-Money Center - 4.74%
Bank of America Corp.	42,617	1,585,352
Truist Financial Corp.	24,434	1,215,347
US Bancorp	30,736	1,631,160

		4,431,859
Beverages-Alcoholic/Soft Drink - 2.85%
The Coca-Cola Co.	21,852	1,384,980
PepsiCo, Inc.	7,645	1,282,449

		2,667,429
Biological Products - 0.39%
Gilead Sciences, Inc.	5,602	363,290

Cable & Other Pay Television Services - 1.51%
Comcast Corp. Class A	31,968	1,415,543

Chemicals-Diversified - 2.01%
RPM International, Inc.	21,369	1,882,609

Commercial Services - 1.32%
Ecolab, Inc. (2)	7,555	1,238,340

Communications Equipment - 1.77%
Qualcomm, Inc.	11,570	1,657,055

Consumer, Durable & Apparel - 0.40%
Sony Group Corp. ADR	3,939	370,542

Containers-Paper/Plastic - 1.49%
Amcor PLC (Jersey)	106,172	1,390,853

Cosmetics & Personal Care - 1.16%
Colgate-Palmolive Co.	13,776	1,085,687

Diversified Operations - 2.78%
3M Co.	6,993	1,043,985
Corning, Inc.	43,312	1,551,436

		2,595,421
Electronic Equipment - 2.13%
Carrier Global Corp.	12,560	493,733
Emerson Electric Co.	16,901	1,498,443

		1,992,176
Electronic-Semiconductors - 1.60%
Intel Corp.	33,663	1,495,310

Financial Services Misc - 2.83%
American Express Co.	4,920	830,594
Paychex, Inc.	14,640	1,812,871

		2,643,465
Food-Misc Preparation - 5.68%
Archer Daniels-Midland Co.	20,534	1,864,898
Conagra Brands, Inc.	32,928	1,083,002
General Mills, Inc.	14,088	984,047
Hormel Foods Corp.	28,336	1,379,113

		5,311,060
General Household Appliances - 1.33%
Stanley Black & Decker, Inc.	10,478	1,243,634

Healthcare - 2.18%
AbbVie, Inc.	8,943	1,317,930
UnitedHealth Group, Inc.	1,448	719,337

		2,037,267
Insurance-Life/Property/Casual - 3.47%
AFLAC, Inc.	22,900	1,387,053
The Travelers Companies, Inc.	10,386	1,859,509

		3,246,562
Leisure Products - 1.09%
Polaris, Inc.	9,562	1,018,831

Leisure Services - 0.82%
The Walt Disney Co. (2)	6,931	765,460

Machinery-Constrct/Mining/Farm - 3.97%
Caterpillar, Inc.	8,809	1,901,423
Deere & Co.	5,058	1,809,651

		3,711,074
Machinery-Electrical Eqpmt - 3.35%
Dover Corp.	10,786	1,444,353
Johnson Controls International PLC (Ireland)	10,858	1,096,607
Tennant Co.	17,619	591,870

		3,132,830
Manufacturing - 1.89%
Illinois Tool Works, Inc.	8,483	1,765,058

Medical/Dental-Supplies - 1.96%
Becton Dickinson & Co.	7,145	1,827,691

Medical Instruments/Products - 1.43%
Medtronic PLC (Ireland)	13,337	1,335,701

Medical-Drugs - 5.70%
Abbott Laboratories	13,594	1,596,751
Johnson & Johnson	10,510	1,886,860
Merck & Co., Inc.	12,014	1,105,649
Pfizer, Inc.	13,875	735,930

		5,325,190
National Commercial Banks - 1.25%
JPMorgan Chase & Co.	8,812	1,165,211

Paper & Paper Products - 1.58%
Kimberly Clark Corp.	11,118	1,478,916

Petroleum Refining - 2.12%
Chevron Corp.	1,891	330,282
Exxon Mobile Corp.	17,172	1,648,512

		1,978,794
Refuse Systems - 1.92%
Waste Management, Inc.	11,313	1,793,224

Retail-Catalog & Mail Order Houses - 0.68%
Amazon.com, Inc. (2)	263	632,302

Retail-Food & Restaurant - 1.99%
Starbucks Corp.	8,346	655,161
Yum! Brands, Inc.	9,915	1,204,375

		1,859,536
Retail-Variety Stores - 1.58%
Costco Wholesale Corp.	3,176	1,480,715

Retail/Wholesale-Bldg Products - 1.89%
The Home Depot, Inc.	5,836	1,766,849

Services-Computer Programming, Data Processing, Etc. - 1.54%
Alphabet, Inc Class A (2)	631	1,435,676
Meta Platforms, Inc. Class A (2)	20	3,873

		1,439,549
Services-Prepackaged Software - 2.08%
Microsoft Corp.	7,158	1,946,045

Shoes & Related Apparel - 0.89%
Nike, Inc. Class B	7,013	833,495

Soap, Detergent, Cleaning Preparations, perfumes, Cosmetics - 1.70%
The Procter & Gamble Co.	10,758	1,590,893

Telecommunications Services - 1.50%
AT&T, Inc.	30,659	652,730
Cisco Systems, Inc.	6,228	280,571
Verizon Communications, Inc.	9,222	472,996

		1,406,297
Textile-Apparel/Mill Products - 0.92%
VF Corp.	17,094	862,563

Transportation-Railroads - 1.96%
Union Pacific Corp.	8,355	1,836,262

Utility-Electric - 5.03%
Dominion Energy, Inc.	5,083	428,090
Duke Energy Corp.	13,264	1,492,465
MDU Resources Group, Inc.	31,368	858,856
NextEra Energy, Inc.	25,445	1,925,932

		4,705,343
Utility-Gas Distribution - 1.28%
National Fuel Gas Co.	16,279	1,196,995

Utility-Water - 1.88%
Essential Utilities, Inc.	37,897	1,753,115

Total Common Stock	(Cost $ 41,038,621)	90,414,396

Limited Partnerships - 1.16%

Enterprise Products Partners LP (2)	25,180	690,436
Magellan Midstream Partners LP (2)	7,597	392,765

		1,083,201

Total Limited Partnerships	(Cost $ 811,510)	1,083,201

Real Estate Investment Trusts - 0.35%

Simon Property Group, Inc.	2,850	326,753

Total Real Estate Investment Trusts	(Cost $ 299,516)	326,753

Money Market Registered Investment Companies - 1.51%

Fidelity Investments Money Market Funds - Government Portfolio, Class I 0.61% (3)	1,408,879	1,408,879

Total Money Market Registered Investment Companies	(Cost $ 1,408,879)	1,408,879

Total Investments - 99.74%	(Cost $ 43,558,526)	93,233,229

Other Assets less Liabilities - .26%		239,190

Total Net Assets - 100.00%		93,472,419

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$93,233,229	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$93,233,229	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2022.